Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of components of income tax benefit /(expense)

EURm	2019	2018	2017
Continuing operations
Current tax	(367)	(530)	(261)
Deferred tax	229	341	(666)
Total	(138)	(189)	(927)

Schedule of the reconciliation of the difference between income tax computed at the statutory rate in Finland and income tax recognized

EURm	2019	2018	2017
Income tax (expense)/benefit at statutory rate	(31)	72	102
Permanent differences	53	(22)	85
Tax impact on operating model changes(1)	30	13	(245)
Non-creditable withholding taxes	(31)	(24)	(29)
Income taxes for prior years(2)	(13)	26	(132)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(38)	(31)	178
Effect of deferred tax assets not recognized(3)	(99)	(205)	(164)
Benefit arising from previously unrecognized deferred tax assets	29	46	56
Net increase in uncertain tax positions	(6)	(43)	–
Change in income tax rates(4)	(30)	(45)	(738)
Income taxes on undistributed earnings	(2)	26	(42)
Other	–	(2)	2
Total	(138)	(189)	(927)
(1)

In 2017, the Group continued to integrate former Nokia and Alcatel Lucent operating models, the Group transferred certain intellectual property between its operations in Finland and in the United States, recording a tax expense of EUR 245 million. These transactions reduced the deferred tax assets in the United States and increased the deferred tax assets in Finland.

(2)

In 2017, the Group recorded a EUR 139 million tax expense related to an uncertain tax position in Germany. The matter relates to the disposal of the former Alcatel Lucent railway signaling business in 2006 to Thalès.

(3)	In 2018, relates primarily to foreign withholding tax credits in Finland.
(4)

In 2017, primarily resulting from the tax rate change in the United States. The United States federal income tax rate reduction caused a revaluation of the United States deferred tax assets and liabilities, resulting in the recognition of an additional tax provision of EUR 777 million.

Schedule of deferred assets and liabilities

	2019			2018
	Deferred	Deferred		Deferred	Deferred
EURm	tax assets	tax liabilities	Net balance	tax assets	tax liabilities	Net balance
Tax losses carried forward and unused tax credits	1 301	–		1 300	–
Undistributed earnings	–	(83)		–	(80)
Intangible assets and property, plant and equipment	3 257	(279)		2 922	(299)
Right-of-use assets(1)	2	(221)		–	–
Defined benefit pension assets	55	(1 150)		51	(1 028)
Other non-current assets	62	(53)		28	(21)
Inventories	216	(24)		196	(16)
Other current assets	164	(32)		178	(16)
Lease liabilities(1)	220	–		–	–
Defined benefit pension and other post-employment liabilities	1 006	(29)		962	–
Other non-current liabilities	32	–		30	(10)
Provisions	213	(51)		205	(47)
Other current liabilities	182	(126)		220	(84)
Other temporary differences	99	(27)		77	(7)
Total before netting	6 809	(2 075)	4 734	6 169	(1 608)	4 561
Netting of deferred tax assets and liabilities	(1 685)	1 685	–	(1 258)	1 258	–
Total after netting	5 124	(390)	4 734	4 911	(350)	4 561
(1)	The Group adopted IFRS 16, Leases, on January 1, 2019, refer to Note 3, New and amended standards and interpretations and Note 16, Leases.

Schedule of movements in the net deferred tax balance

EURm	2019	2018	2017
As of January 1	4 561	4 169	5 298
Adoption of new IFRS standards(1)	(1)	19	–
Recognized in income statement, Continuing Operations	229	341	(666)
Recognized in income statement, Discontinued Operations	–	29	2
Recognized in other comprehensive income	(84)	(57)	(150)
Recognized in equity	(7)	6	(7)
Acquisitions through business combinations and disposals	–	–	(29)
Translation differences	36	54	(279)
As of December 31	4 734	4 561	4 169

(1)In 2019, adoption of IFRS 16, Leases. In 2018, adoption of IFRS 9, Financial Instruments, and IFRS 15, Revenue from Contracts with Customers.

Schedule of temporary differences, tax losses carried forward and tax credits for which no deferred tax asset was recognized due to uncertainty of utilization

EURm	2019	2018
Temporary differences	1 716	1 600
Tax losses carried forward	18 609	18 757
Tax credits	101	108
Total	20 426	20 465

Schedule of expiry of tax losses carried forward and unused tax credits

	2019			2018
EURm	Recognized	Unrecognized	Total	Recognized	Unrecognized	Total
Tax losses carried forward
Within 10 years	2 181	1 609	3 790	2 195	1 698	3 893
Thereafter	–	6	6	353	58	411
No expiry	1 728	16 994	18 722	1 497	17 001	18 498
Total	3 909	18 609	22 518	4 045	18 757	22 802
Tax credits
Within 10 years	251	88	339	249	92	341
Thereafter	237	2	239	204	5	209
No expiry	13	11	24	11	11	22
Total	501	101	602	464	108	572